Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Regulated Operations [Abstract]
Summary of Company's Capital Structure
At December 31, 2019 and 2018, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2019	2018
Long-term debt payable within one year	653	731
Short-term notes payable	1,143	1,252
Less: cash and cash equivalents	(7)	(492)
	1,789	1,491

Long-term debt	10,822	9,978
Preferred shares	—	486
Common shares	3,564	4,312
Retained earnings	6,086	5,137
Total capital	22,261	21,404